Income Taxes - Summary of Balances of Deferred Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax liabilities
Maintenance deposits	$ (17,918)	$ (23,891)
Prepaid dividend tax	(2,003)	0
Property and equipment	1,502	2,108
Other	(1,879)	(1,500)
Set off tax	1,516	1,093
Deferred tax liabilities	(18,782)	(22,190)
Deferred tax assets
Provision for return conditions	8,564	12,665
Air traffic liability	2,462	2,486
Other provisions	2,109	624
Tax Loss	16,577	20,913
Set off tax	(1,516)	(1,093)
Deferred tax assets	28,196	35,595
Total deferred taxes	9,414	13,405
Deferred tax liabilities
Maintenance deposits	(5,973)	(5,972)	$ 0
Prepaid dividend tax	2,003	(7,403)	(1,456)
Property and equipment	606	(5,004)	(4,500)
Other	379	(3,190)	(1)
Set off tax	(423)	362	414
Deferred tax liabilities	(3,408)	(21,207)	(5,543)
Deferred tax assets
Provision for return conditions	4,101	(2,570)	(2,959)
Air traffic liability	24	(447)	(247)
Other provisions	(1,485)	6,202	(2,139)
Tax Loss	4,336	(19,203)	2,585
Set off tax	423	(362)	(414)
Deferred tax assets	7,399	(16,380)	(3,174)
Origination and reversal of temporary differences	$ 3,991	$ (37,587)	$ (8,717)